Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 157,082	$ 98,195
Less: reserve for doubtful accounts	(64,846)	(36,416)
Accounts receivable, net	$ 92,236	$ 61,779